UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21259
                                                     ---------

                  Promark Absolute Return Strategies Fund, LLC
       ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          767 Fifth Avenue, 15th Floor
                               New York, NY 10153
       ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               David Hartman, Esq.
                        Promark Investment Advisors, Inc.
                          767 Fifth Avenue, 15th Floor
                               New York, NY 10153
       ------------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (212) 418-6307
                                                           --------------

                        Date of fiscal year end: March 31
                                                 --------

                    Date of reporting period: March 31, 2010
                                              --------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A Series of Promark Absolute Return Strategies Fund, LLC)

FINANCIAL STATEMENTS
AS OF AND FOR THE YEAR ENDED MARCH 31, 2010

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

TABLE OF CONTENTS

                                                                          Pages
                                                                         -------
Report of Independent Registered Public Accounting Firm                        1
Schedule of Investments                                                    2 - 4
Statement of Assets, Liabilities and Members' Capital                          5
Statement of Operations                                                        6
Statements of Changes in Members' Capital                                      7
Statement of Cash Flows                                                        8
Notes to Financial Statements                                             9 - 21
Financial Highlights                                                          22
Fund Management (Unaudited)                                              23 - 24
Additional Information (Unaudited)                                            25
Approval by the Board of Managers of the Investment Advisory Agreement
   (Unaudited)                                                           26 - 28

(DELOITTE LOGO)                                       DELOITTE & TOUCHE LLP
                                                      Two World Financial Center
                                                      New York, NY 10281-1414
                                                      USA

                                                      Tel: +1 (212) 436-2000
                                                      Fax: +1 (212) 436-5000
                                                      www.deloitte.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Managers of Promark Absolute Return Strategies Fund, LLC and the Members of Promark Absolute Return Strategy Fund I:

We have audited the accompanying statement of assets, liabilities and members' capital of Promark Absolute Return Strategy Fund I (the "Fund"), a series of Promark Absolute Return Strategies Fund, LLC, including the schedule of investments, as of March 31, 2010, and the related statements of operations and cash flows for the year then ended, the statements of changes in members' capital for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2010, by correspondence with the Investment Funds. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Promark Absolute Return Strategy Fund I of Promark Absolute Return Strategies Fund, LLC as of March 31, 2010, the results of its operations and its cash flows for the year then ended, the changes in its members' capital for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


(DELOITTE & TOUCHE LLP)

May 27, 2010

                                                        Member of
                                                        DELOITTE TOUCHE TOHMATSU

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
MARCH 31, 2010

                                                                         PERCENTAGE                   EXPIRATION
                                   INITIAL                                   OF                          DATE
                                 ACQUISITION                    NUMBER    MEMBERS'                    OF LOCK-UP
                                    DATE           COST       OF SHARES    CAPITAL     FAIR VALUE    PERIOD(1)**   LIQUIDITY**
                                 -----------  --------------  ---------  ----------  --------------  -----------  -------------
INVESTMENTS IN INVESTMENT
   FUNDS ## # (93.63%)
CREDIT (27.75%)
Aristeia Special Investments
   Ltd., Class A Voting -
   Initial Series                   Mar-07    $      653,940       654      0.03%    $    1,613,741      (2)           (2)
Avenue Europe International,
   Ltd., Class L5 Series 0210L      Aug-05        34,488,384     3,507      0.67%        33,695,233      (2)           (2)
Avenue Europe Opportunities
   Fund, Ltd., Class A Series
   07 0210                          Feb-10        36,067,843     3,605      0.73%        36,801,899     Dec-10    Semi-annually
Avenue Europe Opportunities
   Fund, Ltd., Class S ***          Feb-10        10,096,959     1,010      0.19%         9,637,495      (2)           (2)
Bayview Opportunity Offshore
   IIa, L.P.                        Jan-10         5,000,000         *      0.10%         5,075,296     Dec-14      Quarterly
Bayview Opportunity Offshore,
   L.P.                             Mar-08        68,730,692         *      1.57%        79,526,740     Dec-11      Quarterly
Canyon Special Opportunities
   Fund (Cayman) Ltd.               Sep-07       100,000,000   100,118      1.68%        84,768,507     Dec-10      Quarterly
Canyon Special Opportunities
   Fund II (Cayman) Ltd.,
   Class A Initial Series           Oct-08        21,492,329    21,492      0.64%        32,109,311     Dec-10      Quarterly
Cerberus International Ltd.,
   Class A                          Dec-01        67,568,837       175      2.01%       101,651,366      (2)           (2)
Gracie International Credit
   Opportunities Fund Ltd.,
   Class D Series 1                 Jan-06        92,727,538    77,239      3.16%       159,822,805      N/A        Quarterly
Greywolf Capital Overseas
   Fund, Class A Tranche 1 -
   Series OVR_OV038                 Dec-04        31,714,467    25,325      1.12%        56,599,745      N/A        Quarterly
Greywolf Capital Overseas
   Fund, Class S ***                Dec-05         7,705,076     7,705      0.12%         6,010,729      (2)           (2)
King Street Capital, L.P.           Jun-02        59,104,701         *      2.89%       145,959,220      N/A        Quarterly
King Street Capital, L.P.,
   Special Investment ***           Jan-06         7,742,612         *      0.15%         7,498,046      (2)           (2)
MKP Credit Offshore, Ltd.,
   Series MKPCRNVIIIA0901           Sep-09       100,000,000   100,000      2.13%       107,669,200     Sep-10      Quarterly
MKP Credit Offshore, Ltd.,
   Series MKPCRNVIIIA1001           Mar-10        25,000,000    25,000      0.50%        25,502,150     Mar-11      Quarterly
Regiment Capital Ltd., Class 1
   Series M                         Feb-06        58,000,000   580,000      1.62%        81,810,682      N/A        Annually
Regiment Capital Ltd., Class 2
   Series M                         Mar-08        70,000,000   700,000      1.61%        81,125,940     Jun-10      Annually
Regiment Capital Ltd., Class 8
   Series M                         Jul-09        25,000,000   250,000      0.56%        28,390,500     Jun-11      Annually
Silver Point Capital Offshore
   Fund, Ltd., Class D ***          Dec-07        16,434,127     1,666      0.29%        14,653,168      (2)           (2)
Silver Point Capital Offshore
   Fund, Ltd., Class H Series
   242                              Nov-07       134,415,177    13,698      3.26%       164,919,486      N/A        Annually
STYX International Fund, Ltd.,
   Class A, Series 1                Apr-02       116,916,781    41,097      2.72%       137,683,927      (2)           (2)
                                                                                     --------------
                                                                                      1,402,525,186
                                                                                     --------------
EVENT DRIVEN (6.96%)
Canyon Value Realization Fund
   (Cayman) Ltd. Class A DI-R
   Series Initial                   Nov-08         4,539,883     4,540      0.12%         5,909,882      (2)           (2)
Castlerigg Offshore III Ltd.
   Non Voting                       Jan-09         9,099,466     1,220      0.18%         8,961,042      (2)           (2)
Centaurus Alpha Fund, Ltd.,
   Voting A USD Sidepocket
   Shares                           Apr-09           719,205     4,975      0.02%           754,817      (2)           (2)
Empyrean Capital Overseas Fund
   Ltd., Class A Series 1           Aug-04        11,087,684    10,845      0.35%        17,910,230      N/A        Quarterly
Empyrean Capital Overseas Fund
   Ltd., Class E Series 1           Jul-07        57,957,249    67,976      1.59%        80,494,069     Jun-10      Quarterly
Empyrean Capital Overseas Fund
   Ltd., Special Investment ***     Nov-06         9,758,129     9,905      0.14%         7,279,812      (2)           (2)
OZ Asia Overseas Fund, Ltd.,
   Class A Prime Series 53          May-06        71,253,952    69,268      1.63%        82,619,795      N/A        Quarterly
OZ Asia Overseas Fund, Ltd.,
   Class C Prime ***                May-06        14,071,586    14,072      0.24%        12,065,814      (2)           (2)
Taconic Opportunity Offshore
   Fund Ltd., Class A-NR
   Series 23                        Jul-07       125,000,000   112,569      2.69%       135,915,774      N/A         Monthly
                                                                                     --------------
                                                                                        351,911,235
                                                                                     --------------
LONG/SHORT EQUITY (33.73%)
Artis Partners 2X Ltd., Class
   A Series 1                       Aug-04        20,000,000   183,310      1.35%        68,316,664      N/A         Monthly
Artis Partners Ltd., Class A
   Series 1                         Jan-04        44,727,638   339,521      1.73%        87,540,441      N/A         Monthly
Black Bear Offshore
   Liquidating Fund SPC
   September 30, 2009               Oct-09           650,002       650      0.03%         1,650,444      (2)           (2)
Front Point Offshore
   Healthcare Flagship
   Enhanced Fund, L.P.              Apr-09        40,000,000         *      0.99%        50,222,061      N/A        Quarterly
Front Point Offshore
   Healthcare Flagship Fund,
   L.P.                             May-05        21,318,883         *      0.59%        29,673,857      N/A        Quarterly
HealthCor Offshore Ltd., Class
   A Series 1                       Jul-07       150,000,000   102,600      3.87%       195,494,773      N/A        Quarterly
HealthCor Offshore Ltd., Class
   A Series 3 (10)                  Mar-10        20,000,000    20,000      0.41%        20,716,818     May-12      Quarterly
Ivory Offshore Flagship Fund
   Ltd., Class A Series 1           May-04       115,000,000   144,233      3.25%       164,029,143      N/A        Quarterly
Lansdowne UK Equity Fund
   Limited, USD Shares              Feb-07        80,000,000   297,158      2.49%       125,618,241      N/A         Monthly
Longbow Capital International
   Fund, Ltd., Class C Series 1     Jan-06        10,771,897    10,502      0.25%        12,471,036      N/A        Quarterly
Longbow Infrastructure, L.P.        Apr-09        17,448,971         *      0.39%        19,510,000      N/A        Quarterly
Longbow Infrastructure, Ltd.,
   Class C Series 1                 Mar-07         8,718,535     8,444      0.18%         9,247,926      N/A        Quarterly
Longbow Partners, L.P.              Jan-06        49,500,000         *      1.13%        57,357,182      N/A        Quarterly
Meditor European Hedge Fund
   (B) Limited - Unrestricted       Dec-09       115,000,000   206,352      2.27%       114,556,571      N/A         Monthly
Pennant Windward Fund, Ltd.,
   Class A Series 1                 Jul-09       100,000,000    50,656      2.17%       109,734,882     Sep-10      Quarterly
Pennant Windward Fund, Ltd.,
   Class A Series 2                 Jan-10        25,000,000    25,000      0.51%        25,960,950     Mar-11      Quarterly
Samlyn Offshore Ltd., Class A1
   Series 51                        Oct-07       138,000,000   107,643      3.59%       181,390,121      N/A      Semiannually
Scout Capital Fund, Ltd.,
   Class A Series 1                 Dec-01        59,782,813   439,820      2.30%       116,358,129      N/A        Quarterly
TPG-Axon Partners (Offshore),
   Ltd., Class H Series 76          Dec-07       111,925,941   112,174      1.79%        90,436,086      N/A        Quarterly
TPG-Axon Partners (Offshore),
   Ltd., Class S ***                Dec-08         8,511,879     8,512      0.20%        10,363,975      (2)           (2)

                 See Accompanying Notes to Financial Statements.

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (CONTINUED)

                                                                         PERCENTAGE                   EXPIRATION
                                   INITIAL                                   OF                          DATE
                                 ACQUISITION                    NUMBER    MEMBERS'                    OF LOCK-UP
                                     DATE          COST       OF SHARES    CAPITAL     FAIR VALUE    PERIOD(1)**   LIQUIDITY**
                                 -----------  --------------  ---------  ----------  --------------  -----------  -------------
INVESTMENTS IN INVESTMENT
   FUNDS ## # (93.63%)
   (CONTINUED)
LONG/SHORT EQUITY (33.73%)
   (CONTINUED)
Viking Global Equities III
   Ltd. Class H Series 1E           Feb-09    $  100,000,000     68,452     2.26%    $  114,337,368      N/A         Monthly
Viking Global Equities III
   Ltd. Class H Series 2E           Jul-09        25,000,000     25,000     0.54%        27,480,197      N/A         Monthly
Zaxis Offshore Limited, Class
   A Series 1                       Nov-01        49,677,856     33,408     1.44%        72,644,433      N/A         Monthly
                                                                                     --------------
                                                                                      1,705,111,298
                                                                                     --------------
MULTI-STRATEGY (6.04%)
O'Connor Global Multi-Strategy
   Alpha Limited, Class M
   Series 1                         Oct-01        88,441,004     86,889     3.07%       155,170,929      N/A        Quarterly
Shepherd Investments
   International Limited,
   Class B                          Jan-02        70,912,085    104,845     1.98%       100,249,332      N/A        Quarterly
Shepherd Investments
   International Limited,
   Class M4                         Mar-10        30,000,000     30,000     0.61%        30,741,133     Mar-11      Quarterly
Shepherd Investments
   International Limited,
   Class S ***                      Feb-06        26,189,517    475,962     0.38%        18,907,856      (2)           (2)
                                                                                     --------------
                                                                                        305,069,250
                                                                                     --------------
RELATIVE VALUE (11.20%)
AQR Global Stock Selection HV
   Offshore Fund Ltd., Class E
   Series 06 2007                   Jun-07        10,000,000         86     0.12%         6,103,549      N/A        Quarterly
AQR Global Stock Selection HV
   Offshore Fund Ltd., Class E
   Series Initial                   Nov-06        50,000,000        500     0.72%        36,196,967      N/A        Quarterly
Aristeia International
   Limited, Class A Voting
   Benchmark                        Mar-03        55,205,046     99,801     1.87%        94,619,361      N/A        Quarterly
Aristeia International
   Limited, Class A Voting
   Series 01/10                     Jul-09        29,000,000     39,664     0.74%        37,604,986      N/A        Quarterly
Bridgewater Pure Alpha Fund I,
   Class B Lead Series              Jun-06       105,000,000     55,541     2.37%       119,636,119      N/A         Monthly
Bridgewater Pure Alpha Fund I,
   Class B Series 2                 Jul-09        25,000,000     25,487     0.54%        27,156,377      N/A         Monthly
Goldman Sachs Global Alpha
   Fund Plc., Class C Series 1      Mar-06        75,000,000    448,646     1.08%        54,900,470      N/A        Quarterly
Renaissance Institutional
   Equities Fund, LLC, Series B     May-06        75,000,000          *     1.37%        69,270,860      N/A         Monthly
Two Sigma Eclipse Cayman Fund,
   Ltd., Class A1 Series
   1a-2010                          Feb-10        10,000,000     10,000     0.20%        10,209,700      N/A        Quarterly
Two Sigma Spectrum Cayman
   Fund, Ltd., Class A1             Nov-09       100,000,000     67,689     2.19%       110,603,702      N/A        Quarterly
                                                                                     --------------
                                                                                        566,302,091
                                                                                     --------------
TRADING (7.95%)
Brevan Howard Fund Limited,
   Class B US                       Aug-09       175,000,000    927,403     3.51%       177,172,528      N/A         Monthly
Comac Global Macro Fund
   Limited - Dollar Share
   Non-Voting                       Dec-09       100,000,000    992,434     2.07%       104,689,180      N/A         Monthly
Nias Futures Fund Ltd., Class
   A Series 2 (February 2009)       Feb-09        70,000,000     70,000     1.32%        66,449,600      N/A        Quarterly
Nias Futures Fund Ltd., Class
   A Series 7 (July 2009)           Jul-09         5,000,000      5,000     0.10%         4,856,385      N/A        Quarterly
Two Sigma Compass Cayman Fund,
   Ltd., Class A1 Series 2          Jan-10        24,100,000     24,100     0.49%        24,940,673      N/A         Monthly
Two Sigma Compass Cayman Fund,
   Ltd., Class A1 Series
   2a-2010                          Feb-10        22,000,000     22,000     0.46%        23,476,325      N/A         Monthly
                                                                                     --------------
                                                                                        401,584,691
                                                                                     --------------
TOTAL INVESTMENTS IN
   INVESTMENT FUNDS ## #
   (93.63%)                                   $3,849,228,684                         $4,732,503,751
INVESTMENT IN SHORT-TERM
   SECURITIES (4.73%)
JPMorgan Chase Nassau Time
   Deposit
   0.00%, Matures 4/1/10                         239,118,745                            239,118,745
                                              --------------                         --------------
TOTAL INVESTMENTS (98.36%)                    $4,088,347,429                         $4,971,622,496
                                              --------------                         --------------
OTHER ASSETS IN EXCESS OF
   LIABILITIES (1.64%)                                                                   82,758,236
                                                                                     --------------
MEMBERS' CAPITAL (100.00%)                                                           $5,054,380,732
                                                                                     ==============

                 See Accompanying Notes to Financial Statements.

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (CONTINUED)

INVESTMENT STRATEGY AS A PERCENTAGE OF MEMBERS' CAPITAL

                                        PERCENT OF
                                         MEMBERS'
STRATEGY ALLOCATION                       CAPITAL
-------------------                     ----------
Credit                                    27.75%
Event Driven                               6.96%
Long/Short Equity                         33.73%
Multi-Strategy                             6.04%
Relative Value                            11.20%
Trading                                    7.95%
                                          -----
Total Investments in Investment Funds     93.63%
                                          =====

#    Non-income producing securities.

## Securities are issued in private placement transactions and as such are restricted as to resale. Total cost and fair value of restricted securities as of March 31, 2010 was $3,849,228,684 and $4,732,503,751, respectively.

*    Security is a partnership that does not issue shares.

**   See Note 9 to the financial statements.

***  Multiple side pocket investments aggregated under the same Investment Fund.

(1) Investments in Investment Funds may be composed of multiple tranches. The Expiration Date of Lock-Up Period relates to the earliest date after March 31, 2010 that redemption from a tranche is possible. Other tranches may have an initial available redemption date that is subsequent to the Expiration Date of Lock-Up Period. Redemptions from Investment Funds may be subject to fees.

(2) These investments are not redeemable until a realization or liquidity event occurs for the underlying investments as determined by the respective Investment Fund. See discussion in Note 9 to the financial statements.

                 See Accompanying Notes to Financial Statements.

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
MARCH 31, 2010

ASSETS
Investments in Investment Funds, at fair value (cost $3,849,228,684)   $4,732,503,751
Investment in short-term securities (cost $239,118,745)                   239,118,745
Receivable from redemptions of investments in Investment Funds             88,921,629
Investments in Investment Funds paid in advance                             3,900,000
Interest receivable                                                             3,338
                                                                       --------------
   Total assets                                                         5,064,447,463
                                                                       --------------
LIABILITIES
Management fee payable                                                      9,183,575
Accounting and administration fee payable                                     214,155
Board of Managers' fee payable                                                 69,496
Other accrued expenses payable                                                599,505
                                                                       --------------
   Total liabilities                                                       10,066,731
                                                                       --------------
MEMBERS' CAPITAL                                                       $5,054,380,732
                                                                       ==============
MEMBERS' CAPITAL:
   Represented by:
      Capital                                                          $4,215,979,353
      Net unrealized appreciation on investments                          883,275,067
      Accumulated net realized gain on investments                        159,025,907
      Accumulated net investment loss                                    (203,899,595)
                                                                       --------------
MEMBERS' CAPITAL                                                       $5,054,380,732
                                                                       ==============

                 See Accompanying Notes to Financial Statements.

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2010

INVESTMENT INCOME
   Interest                                                            $    160,701
                                                                       ------------
   Total investment income                                                  160,701
                                                                       ------------
EXPENSES
   Management fees                                                       44,539,244
   Professional fees                                                        935,550
   Accounting and administration fees                                       830,561
   Board of Managers' fees                                                   75,000
   Other expenses                                                           996,211
                                                                       ------------
   Total expenses                                                        47,376,566
                                                                       ------------
   Management fee waived by Advisor                                      (3,061,192)
                                                                       ------------
   Net expenses                                                          44,315,374
                                                                       ------------
NET INVESTMENT LOSS                                                     (44,154,673)
                                                                       ------------
REALIZED GAIN AND CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS
   IN INVESTMENT FUNDS
   Net realized gain/(loss) from investments in Investment Funds         94,353,458
   Net change in unrealized appreciation/(depreciation) on
      investments in Investment Funds                                   717,544,804
                                                                       ------------
NET REALIZED GAIN AND CHANGE IN UNREALIZED APPRECIATION ON
   INVESTMENTS IN INVESTMENT FUNDS                                      811,898,262
                                                                       ------------
NET INCREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS             $767,743,589
                                                                       ============

                 See Accompanying Notes to Financial Statements.

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

STATEMENTS OF CHANGES IN MEMBERS' CAPITAL

                                                                       For the          For the
                                                                     Year Ended       Year Ended
                                                                   March 31, 2010   March 31, 2009
                                                                   --------------   --------------
MEMBERS' CAPITAL, BEGINNING OF YEAR                                $3,797,459,451   $4,181,884,418
   Capital contributions                                              910,000,000      170,000,000
   Capital withdrawals                                               (420,822,308)              --
   Net investment loss                                                (44,154,673)     (41,099,836)
   Net realized gain/(loss) from investments in Investment Funds       94,353,458      (30,568,303)
   Net change in unrealized appreciation/(depreciation) on
      investments in Investment Funds                                 717,544,804     (482,756,828)
                                                                   --------------   --------------
MEMBERS' CAPITAL, END OF YEAR                                      $5,054,380,732   $3,797,459,451
                                                                   ==============   ==============
ACCUMULATED NET INVESTMENT LOSS                                    $ (203,899,595)  $ (159,744,922)
                                                                   ==============   ==============

                 See Accompanying Notes to Financial Statements.

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED MARCH 31, 2010

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in members' capital resulting from operations                         $   767,743,589
   Adjustments to reconcile net increase in members' capital resulting from operations to net cash used in operating activities:
      Net realized (gain)/loss from investments in Investment Funds                    (94,353,458)
      Net change in unrealized (appreciation)/depreciation on investments in
         Investment Funds                                                             (717,544,804)
      Purchases of investments in Investment Funds                                  (1,147,063,107)
      Proceeds from redemption of investments in Investment Funds                      741,750,624
      Purchase of investments in short-term securities, net                            (62,474,890)
      Decrease in receivable from redemptions of investments in Investment Funds        27,257,049
      Increase in investments in Investment Funds paid in advance                       (3,900,000)
      Decrease in interest receivable                                                          402
      Decrease in management fee payable                                                  (231,328)
      Increase in accounting and administration fee payable                                 13,966
      Decrease in Board of Managers' fee payable                                              (106)
      Decrease in other accrued expenses payable                                          (375,629)
                                                                                   ---------------
      Net cash used in operating activities                                           (489,177,692)
                                                                                   ---------------
CASH FLOW FROM FINANCING ACTIVITIES
   Capital contributions                                                               910,000,000
   Capital withdrawals                                                                (420,822,308)
                                                                                   ---------------
      Net cash provided by financing activities                                        489,177,692
                                                                                   ---------------
NET CHANGE IN CASH                                                                              --
                                                                                   ---------------
CASH AT BEGINNING OF YEAR                                                                       --
                                                                                   ---------------
CASH AT END OF YEAR                                                                $            --
                                                                                   ===============
SUPPLEMENTAL DISCLOSURE OF NON-CASH OPERATING ACTIVITIES:
   Non-cash transfers of investments in Investment Funds                           $    46,200,000
                                                                                   ===============

                 See Accompanying Notes to Financial Statements.

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS
AS OF AND FOR THE YEAR ENDED MARCH 31, 2010

1.   ORGANIZATION

     Promark Absolute Return Strategies Fund, LLC (the "Company"), formerly known as GMAM Absolute Return Strategies Fund, LLC, was organized as a Delaware limited liability company on June 13, 2001. In November, 2002, the Company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company. The interests in the Company are not registered under the Securities Act of 1933, as amended. The Company is organized to offer one or more series of membership interests (each a "Fund" and collectively the "Funds"). The Managers (as defined below) on behalf of the Company may create one or more Funds (and one or more classes of equity membership and/or debt interests in any Fund or Funds) at any time without the approval of the persons who have purchased interests in any Fund ("Members"). Each Fund will have such relative rights, powers and duties, and invest in such securities and other instruments and assets, as the Managers shall deem proper, including rights, powers and duties senior or subordinate to other Funds.

     The Company has created Promark Absolute Return Strategy Fund I, a series of the Company ("Fund I"), formerly known as GMAM Absolute Return Strategy Fund I, which commenced operations on June 26, 2001. The investment advisor for Fund I is Promark Investment Advisors, Inc. (the "Advisor"), formerly known as General Motors Investment Management Corporation. The Advisor is an indirect subsidiary of General Motors Company ("General Motors"), a company that effective July 10, 2009 acquired certain operations from General Motors Corporation ("Old GM") following Old GM's bankruptcy. Prior to July 10, 2009, the Advisor was an indirect subsidiary of Old GM. The Advisor manages the investment activities of Fund I pursuant to an investment advisory agreement (the "Investment Advisory Agreement") with the Company.

     Fund I seeks to achieve its objectives through the allocation of capital among selected investment managers (the "Portfolio Managers") or the investment funds that they manage ("Investment Funds"). Fund I primarily invests in Investment Funds and currently does not have any separate account arrangements with Portfolio Managers. Responsibility for the overall management and supervision of the operations of the Company is vested in the persons or entities ("Managers") that serve as the Board of Managers of the Company ("Board of Managers").

2.   SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION - Fund I's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") which requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income and expenses during the reported period.

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS
AS OF AND FOR THE YEAR ENDED MARCH 31, 2010 (CONTINUED)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     INVESTMENT VALUATION - INVESTMENTS IN INVESTMENT FUNDS - Fund I values its investments in Investment Funds at fair value, which is provided by the Portfolio Managers or the Investment Funds. Under procedures established by the Board of Managers, the Advisor conducts periodic reviews of the valuation methodology used by Portfolio Managers or Investment Funds to ascertain that they utilize readily available market values and otherwise follow fair value procedures that the Advisor reasonably believes are consistent with those set forth in the Advisor's own valuation policies and procedures.

     Fund I has adopted Accounting Standards Update ("ASU") No. 2009-12, FAIR VALUE MEASUREMENTS AND DISCLOSURES (ASC Topic 820) - INVESTMENTS IN CERTAIN ENTITIES THAT CALCULATE NET ASSET VALUE PER SHARE (OR ITS EQUIVALENT). Under ASU 2009-12, a reporting entity is permitted, as a practical expedient, to estimate the fair value of an investment using the net asset value per share (or its equivalent) of the investment, if the net asset value per share of the investment (or its equivalent) is calculated in a manner consistent with the measurement principles of U.S. GAAP for investment companies as of the reporting entity's measurement date.

     Where estimates are used in determining the net asset value, there may be a material difference from the values that would exist in a ready market due to the inherent subjectivity of these estimates. The valuations provided by the Portfolio Managers and the Investment Funds have been determined pursuant to the valuation policies of the respective Portfolio Manager or Investment Funds' management and cannot be independently confirmed by either the Advisor or the Board of Managers. In accordance with these procedures, fair value as of each month-end ordinarily is the net asset value determined as of such month-end for each Investment Fund in accordance with the Investment Fund's valuation policies and reported at the time of Fund I's valuation. As a general matter, the fair value of Fund I's interest in an Investment Fund represents the amount that Fund I could reasonably expect to receive from an Investment Fund if Fund I's interest were redeemed at the time of the valuation, based on information reasonably available at the time the valuation is made and that Fund I believes to be reliable.

     If the Advisor determines that the most recent value reported by the Portfolio Manager or Investment Fund does not represent fair value or if the Portfolio Manager or the Investment Fund fails to report a value to Fund I, a fair value determination is made under procedures established by and under the general supervision of the Board of Managers. The values assigned to these investments are based on available information and do not necessarily represent amounts that might ultimately be realized, as such amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated. As of March 31, 2010, the Board of Managers fair valued investments totaling approximately $9 million.

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS
AS OF AND FOR THE YEAR ENDED MARCH 31, 2010 (CONTINUED)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     INVESTMENT VALUATION - INVESTMENTS IN INVESTMENT FUNDS - (CONTINUED) - In accordance with ASC Topic 820, FAIR VALUE MEASUREMENTS AND DISCLOSURES, Fund I discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that Fund I would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. The guidance establishes a three-tier hierarchy to distinguish between inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of Fund I's investments. The inputs are summarized in the three broad levels listed below:

          -    Level 1 -quoted prices in active markets for identical securities

          -    Level 2 -other significant observable inputs

          - Level 3 -significant unobservable inputs (including Fund I's assumptions in determining the fair value of Investment Funds)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     Additional accounting guidance issued in 2009 requires that Fund I must determine whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity for such asset or liability (or similar assets or liabilities). Fund I must consider whether a transaction with regards to such an asset or liability is not orderly. Fund I must also consider inputs and valuation techniques used for each major category for securities, with "major category" being defined as major security type. Fund I has considered this additional accounting guidance and has determined it did not have a material impact on Fund I's financial statements.

     Classification of an investment that is measured at net asset value per share (or its equivalent) within the fair value hierarchy requires judgment and consideration.

     Based upon the guidance outlined in ASU 2009-12, the following factors were considered in determining the classification of Fund I's investments:

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS
AS OF AND FOR THE YEAR ENDED MARCH 31, 2010 (CONTINUED)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     INVESTMENT VALUATION - INVESTMENTS IN INVESTMENT FUNDS - (CONTINUED)

          1. Liquidity terms of each Investment - Investments in Investment Funds which allow for a full redemption at least on a quarterly basis without restrictions are generally classified as Level 2; all others are classified as Level 3 investments.

          2. Redemption restrictions - Investments in Investment Funds are generally classified as Level 2 if they satisfy the liquidity terms mentioned above, except those:

                    - Investments in Investment Funds which are potentially subject to a fund-level gate and have a net asset value equal to or more than 50% of the underlying fund-level gate threshold are classified as Level 3 investments.

                    - Investments in Investment Funds which are potentially subject to a redemption fee will be classified as Level 3 investments, if such fee is equal to or greater than 0.10% of Fund I's net asset value.

          3. Other factors impacting liquidity considerations may include, but are not limited to, an evaluation of current market conditions, knowledge of the investee fund manager's operations and processes, and an analysis of investee fund activity with respect to investor initiated subscriptions and redemptions (as represented and communicated by the portfolio manager).

     Fund I's adoption of ASU 2009-12 resulted in the reclassification of certain investments as Level 2 that were previously classified as Level 3 and the classification of certain new investments as Level 2.

     The following is a summary of the inputs used as of March 31, 2010, in valuing Fund I's assets carried at fair value:

                                                                                      Total Fair
                                                                                       Value at
Description                             Level 1       Level 2          Level 3      March 31, 2010
-----------                             -------   --------------   --------------   --------------
Investments in Investment Funds
   Credit                                 $ --    $  305,782,025   $1,096,743,161   $1,402,525,186
   Event Driven                             --       236,445,799      115,465,436      351,911,235
   Long/Short Equity                        --     1,159,799,335      545,311,963    1,705,111,298
   Multi-Strategy                           --       155,170,929      149,898,321      305,069,250
   Relative Value                           --       455,698,389      110,603,702      566,302,091
   Trading                                  --       224,412,163      177,172,528      401,584,691
                                          ----    --------------   --------------   --------------
Total Investments in Investment Funds       --     2,537,308,640    2,195,195,111    4,732,503,751
                                          ----    --------------   --------------   --------------
Investment in Short-term Securities         --       239,118,745               --      239,118,745
                                          ----    --------------   --------------   --------------
Total Investments                         $ --    $2,776,427,385   $2,195,195,111   $4,971,622,496
                                          ----    --------------   --------------   --------------

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS
AS OF AND FOR THE YEAR ENDED MARCH 31, 2010 (CONTINUED)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     INVESTMENT VALUATION - INVESTMENTS IN INVESTMENT FUNDS - (CONTINUED) - The following table is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value:

                                                              NET          CHANGE IN
                                                            REALIZED      UNREALIZED          NET
                     BALANCE AS OF                           GAIN /     APPRECIATION /    PURCHASES /    BALANCE AS OF
DESCRIPTION         MARCH 31, 2009   RECLASSIFICATIONS*      (LOSS)     (DEPRECIATION)      (SALES)     MARCH 31, 2010
-----------         --------------   ------------------   -----------   --------------   ------------   --------------
Credit              $1,137,797,409    $  (283,428,340)    $48,514,366    $221,400,541    $(27,540,815)  $1,096,743,161
Event-Driven           348,285,311       (189,523,525)        848,182      24,248,917     (68,393,449)     115,465,436
Long/Short Equity    1,414,372,134       (874,717,249)     11,726,142      78,976,006     (85,045,070)     545,311,963
Multi-Strategy         216,914,545       (118,572,569)        122,907      21,433,438      30,000,000      149,898,321
Relative Value         329,054,555       (329,054,555)             --      10,603,702     100,000,000      110,603,702
Trading                 68,869,052        (68,869,052)             --       2,172,528     175,000,000      177,172,528
                    --------------    ---------------     -----------    ------------    ------------   --------------
Total               $3,515,293,006    $(1,864,165,290)    $61,211,597    $358,835,132    $124,020,666   $2,195,195,111
                    --------------    ---------------     -----------    ------------    ------------   --------------

Net change in unrealized appreciation/(depreciation) on Level 3 assets still held as of March 31, 2010 is $352,815,729.

* Reclassifications represent investments in Investment Funds that were previously categorized as Level 3 investments for the year ended March 31, 2009. In accordance with ASU 2009-12, these investments were reclassified as Level 2 investments for the year ended March 31, 2010. Aside from the reclassifications, there were no transfers in or out of Level 3 for the year ended March 31, 2010.

The following is a summary of the investment strategies and redemption notice periods of the investments in Investment Funds held in Fund I as of March 31, 2010, by strategy. Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. Fund I had no unfunded capital commitments, except as noted in credit strategies below, as of March 31, 2010.

Investment Managers implementing credit strategies strive to profit from mispricings of a variety of credit and credit related instruments. Fund managers may conduct distressed and special situations investing, relative value credit strategies, and long biased/opportunistic credit investing. Credit portfolios may hold a variety of credit instruments including corporate bonds, bank debt, convertible bonds, government securities, asset backed securities, mortgages, and credit default swaps. Credit strategies may include portfolio hedges consisting of equity, index hedges, credit default swaps, and other credit and non-credit instruments. The Investment Funds within this strategy generally have redemption notice periods of 60 to 180 days. Fund I had an unfunded capital commitment of $95 million as of March 31, 2010.

Investment Managers using event-driven strategies seek to profit from opportunities created by significant transactional events such as spin-offs, mergers and acquisitions, bankruptcy reorganizations, recapitalizations, and share buybacks. In addition, positions may be taken in related securities of different companies or in different securities of the same issuer for the purpose of arbitraging price differences. The Investment Funds within this strategy generally have redemption notice periods of 30 to 90 days.

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS
AS OF AND FOR THE YEAR ENDED MARCH 31, 2010 (CONTINUED)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     INVESTMENT VALUATION - INVESTMENTS IN INVESTMENT FUNDS - (CONTINUED) - Investment Managers implementing long/short equity strategies attempt to profit from security mispricings in equity markets. Fund managers construct portfolios consisting of long and short positions based on perceived value, which may be determined by a variety of techniques including fundamental, quantitative, and technical analysis. In addition, indices, ETFs, and derivatives may be used for hedging purposes to limit exposure to various risk factors. The Investment Funds within this strategy generally have redemption notice periods of 30 to 90 days.

     Investment Managers using multi-strategy strategies seek to diversify risks and reduce volatility associated with reliance on a single strategy that may perform poorly in some market environments. The Investment Funds within this strategy generally have redemption notice periods of 61 to 90 days.

     Investment Managers using relative value strategies seek to take advantage of pricing discrepancies between instruments including equities, debt, options, and futures. These managers may use mathematical, fundamental or technical analysis to determine market mispricings. Securities may be mispriced relative to the underlying security, related securities, groups of securities or the overall market. The Investment Funds within this strategy generally have redemption notice periods of 5 to 60 days.

     Investment Managers implementing trading strategies manage macro or trend following funds. Macro hedge funds typically make leveraged bets on anticipated price movements of stock markets, interest rates, foreign exchange currencies, and physical commodities. Macro managers employ a "top-down" global approach and may invest in a variety of markets to participate in expected market movements. Trend following funds allocate assets among investments by switching into investments that appear to be beginning an uptrend and switching out of investments that appear to be beginning a downtrend. Typically, technical trend-following indicators are used to determine the direction of a fund and to identify buy and sell signals. The Investment Funds within this strategy generally have redemption notice periods of 14 to 92 days.

     INVESTMENT VALUATION - INVESTMENT IN SHORT-TERM SECURITIES - Fund I values its investments in short-term securities (time deposit) at cost, which approximates fair value and records the accrued interest separately as a receivable.

     INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME - Investment transactions are recorded on a trade date basis. Dividend income and distributions from Investment Funds are recorded on ex-date. Interest income is recognized on an accrual basis.

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS
AS OF AND FOR THE YEAR ENDED MARCH 31, 2010 (CONTINUED)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME - (CONTINUED) - Net realized gains or losses are recognized when Fund I redeems or partially redeems its interest in an investment. In determining the net gain or loss on redemption of investments in Investment Funds, the cost of such investments is determined on the average cost basis.

     NET ASSET VALUATION - Fund I's net asset value as of the end of each month is determined, generally, within 30 business days of the last day of that month. All valuations are net of expenses, including accrued management fees and performance fees or allocations payable to the Portfolio Managers.

     FUND EXPENSES - Fund I bears all of its expenses other than those specifically required to be borne by the Advisor or other party pursuant to the Investment Advisory Agreement or other agreement with the Company. The Advisor is entitled to reimbursement from Fund I for any expenses that it pays on behalf of Fund I.

     INCOME TAXES - Fund I is treated as a partnership for federal, state and local income tax purposes, and, as such, taxes are the responsibility of the individual Members. Therefore, no provision for the payment of federal, state or local income taxes has been made.

     U.S. GAAP sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed Fund I's tax positions and has concluded that no provision for income tax is required in Fund I's financial statements. Fund I is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will materially change in the next twelve months. Funds I's federal tax returns for the prior four fiscal years remain subject to examination by the Internal Revenue Service.

     ESTIMATES - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Estimates and assumptions, by their nature, are based on judgments and available information. Actual results could differ from these estimates and assumptions, and the differences could be material.

3.   NEW ACCOUNTING PRONOUNCEMENTS

     In July 2009, the FASB issued Accounting Standards Codification ("ASC") Topic 105, GENERALLY ACCEPTED ACCOUNTING PRINCIPLES ("ASC 105") (formerly known as Statement of Financial Accounting Standards ("SFAS") No. 168, the FASB ACCOUNTING STANDARDS CODIFICATION AND HIERARCHY OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES: A REPLACEMENT OF FASB STATEMENT NO. 162), as the single source of authoritative U.S. GAAP for

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS
AS OF AND FOR THE YEAR ENDED MARCH 31, 2010 (CONTINUED)

3.   NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

     nongovernmental entities. ASC 105 is effective for interim and annual periods ending after September 15, 2009. All existing accounting standards documents are superseded as described in ASC 105, and all other accounting literature not included in ASC 105 is nonauthoritative. ASC 105 has amended Fund I's disclosure for references to accounting guidance to include reference to the applicable section of the ASC.

     In April 2009, the FASB issued ASC Topic 820-10-65-4, FAIR VALUE MEASUREMENTS AND DISCLOSURES ("ASC 820-10-65-4") (formerly known as FASB Staff Position Statement of Financial Accounting Standards No. 157-4, DETERMINING FAIR VALUE WHEN THE VOLUME AND LEVEL OF ACTIVITY FOR THE ASSET OR LIABILITY HAVE SIGNIFICANTLY DECREASED AND IDENTIFYING TRANSACTIONS THAT ARE NOT ORDERLY) and is effective for annual periods ending after June 15, 2009. ASC 820-10-65-4 provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased. ASC 820-10-65-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly, and requires enhanced disclosures. The adoption of ASC 820-10-65-4 did not have a material impact on Fund I's financial statements.

     In May 2009, the FASB issued guidance on subsequent events (originally issued as SFAS No. 165 and now referred to as ASC 855-10-05). The guidance is intended to establish general standards of accounting for and disclosures of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. It requires the disclosure of the date through which an entity has evaluated subsequent events and the basis for selecting that date, that is, whether that date represents the date the financial statements were issued or were available to be issued. The guidance is effective for interim or annual financial periods ending after June 15, 2009. Fund I has reflected this guidance in its March 31, 2010 financial statements. The adoption resulted in the additional required disclosure regarding subsequent events.

     In January 2010, the FASB issued ASU 2010-06 which requires new disclosures and provides amendments to ASC Subtopic 820-10 clarifying existing disclosures. The new disclosures relate to transfers in and out of Level 1 and 2 investments, and disclosures about purchases, sales, issuances, and settlements of Level 3 investments on a gross basis. The guidance also clarifies existing disclosures regarding the level of disaggregation and disclosures about inputs and valuation techniques. The disclosures regarding transfers in and out of Level 1 and 2 investments, and clarifications to existing disclosures are effective for interim and annual periods beginning after December 15, 2009. The disclosures regarding disclosures of Level 3 investment rollforward of activity on a gross basis are effective for fiscal years beginning after December 15, 2010. Fund I is currently evaluating the impact of these disclosures on its financial statements.

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS
AS OF AND FOR THE YEAR ENDED MARCH 31, 2010 (CONTINUED)

4.   ALLOCATION OF PROFITS AND EXPENDITURES

     As of the last day of each fiscal period, the net profit or net loss (as defined in the Company's Amended and Restated Limited Liability Company Agreement (the "Agreement")) for the fiscal period for Fund I shall be allocated among and credited to or debited against the capital accounts of the Members in accordance with their respective investment percentages in Fund I for such fiscal period.

     Except as otherwise provided for in the Agreement, any expenditures payable by Fund I, to the extent determined by the Board of Managers to have been paid or withheld on behalf of, or by reason of particular circumstances applicable to, one or more but fewer than all of the Members, shall be charged to only those Members on whose behalf such payments are made or whose particular circumstances gave rise to such payments. These charges shall be debited to the capital accounts of such Members as of the close of the fiscal period during which any such items were paid or accrued by such Fund.

5.   RELATED PARTY TRANSACTIONS

     The Advisor serves as a fiduciary to First Plaza Group Trust II ("Trust II"), a group trust currently representing various employee benefit plans of General Motors and its affiliates and assets of former affiliates, and which collectively owns approximately 89% of Fund I as of March 31, 2010. Effective January 1, 2010, the interest in Fund I previously held by an affiliated client was transferred to an unaffiliated client, which owns approximately 10% of Fund I as of March 31, 2010.

     MANAGEMENT FEE - The Company receives investment management and advisory services under the Investment Advisory Agreement that provides for a fee, calculated monthly, to be paid quarterly to the Advisor at an annual contractual rate of 1.00% of Fund I's net assets (the "Management Fee"). Effective as of January 1, 2010, the Advisor implemented a voluntary waiver of a portion of the annual Management Fee equal to 0.25% of Fund I's net assets per annum which waiver will be in effect until such time as it is revoked by the Advisor in its sole discretion (the "Waiver"). Accordingly, as a result of the Waiver, the Management Fee will be 0.75% of Fund I's net assets until revoked by the Advisor. Although the Advisor currently intends to maintain the Waiver through to December 31, 2011, the Waiver is voluntary and may be withdrawn by the Advisor at any time in its sole discretion prior to December 31, 2011. The Advisor intends to provide at least three (3) months' prior notice to Fund I Members investors of any termination or withdrawal of the Waiver by the Advisor. The Advisor may, in its discretion or as required by applicable law, reimburse or offset the fees incurred by a Member that has a separate advisory or other fiduciary relationship with the Advisor or its affiliates.

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS
AS OF AND FOR THE YEAR ENDED MARCH 31, 2010 (CONTINUED)

5.   RELATED PARTY TRANSACTIONS (CONTINUED)

     BOARD OF MANAGERS' FEES - Each member of the Board of Managers who is not an "interested person" of the Company, as defined in the 1940 Act (the "Independent Managers"), receives an annual retainer of $20,000 plus a fee of $5,000 for each board meeting attended in person or $2,500 for each board meeting attended telephonically. Currently, one Manager is an "interested person" of the Company. The Company reimburses those Independent Managers for all reasonable out-of-pocket expenses incurred by them in performing their duties.

6.   ADMINISTRATIVE SERVICES

     PNC Global Investment Servicing (U.S.), Inc. ("PNC") serves as the administrative, accounting and investor servicing agent to Fund I and in that capacity provides certain administrative, accounting, record keeping and investor related services. PNC receives a monthly fee based upon Fund I's net assets at the beginning of each month after taking into account any capital contribution made on the first business day of the month, subject to minimum monthly fees.

7.   INVESTMENTS IN INVESTMENT FUNDS

     The Investment Funds pay asset-based management fees to Portfolio Managers generally ranging from 1.00% to 2.50% annually of the net assets of the Investment Funds. Additionally, the Portfolio Managers generally receive incentive fees or incentive allocations of generally up to 20% of the Investments Funds' net profits. These management and incentive fees (as well as other expenses of the Investment Funds) are accounted for in the valuations of the Investment Funds (which are reported in these financial statements net of such fees) and are not included in management fee on the statement of operations.

     Total purchases and redemptions of investments in Investment Funds by Fund I for the year ended March 31, 2010 amounted to $1,193,263,107 and $787,950,624, respectively. The total purchases and redemption of investments above include non-cash transfers of $46,200,000 for the year ended March 31, 2010.

8.   TAX

     The cost of investments in Investment Funds for federal income tax purposes is adjusted for items of taxable income allocated to Fund I from the Investment Funds. The allocated taxable income has not been provided to Fund I for all of the Investment Funds as of March 31, 2010. As such, the tax basis of investments in Investment Funds is listed below adjusted by using the most recent available taxable income adjustment allocated to Fund I as of September 30, 2009.

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS
AS OF AND FOR THE YEAR ENDED MARCH 31, 2010 (CONTINUED)

8.   TAX (CONTINUED)

                                                TAX BASIS       BOOK BASIS
                                             --------------   --------------
Cost basis                                   $3,992,901,725   $3,849,228,684
                                             ==============   ==============
Gross unrealized appreciation                $  869,665,567   $  984,538,674
Gross unrealized depreciation                  (130,063,541)    (101,263,607)
                                             --------------   --------------
Net unrealized appreciation on investments   $  739,602,026   $  883,275,067
                                             ==============   ==============

     Each Member of Fund I as of March 31, 2010 is organized and created as a tax-exempt trust under Section 501(a) of the Internal Revenue Code of 1986, as amended.

9.   CREDIT, LIQUIDITY AND MARKET RISK

     Investing in Fund I involves certain risks, including the risk that the entire amount invested may be lost. Investments in Investment Funds may be restricted from redemptions or subject to fees for redemptions as part of contractual obligations agreed to by the Advisor on behalf of Fund I. Investment Funds generally require the Advisor to provide advanced notice of its intent to redeem Fund I's total or partial interest and may delay or deny satisfying a redemption request depending on the Investment Fund's governing agreements. Additionally, liquidity in Investment Funds may be limited due to a "gate" that may be imposed by the Investment Fund. Gates are imposed to prevent disorderly withdrawals from the Investment Funds, and may limit the amount of capital allowed to be redeemed on any respective liquidity date. Investment Funds typically exercise gates when redemption requests exceed a specified percentage of the overall Investment Funds' net assets or in the case of an investor level gate, when a redemption request exceeds a specified percentage of the investor's investment.

     Some of the Investment Funds may acquire assets or securities which lack readily assessable fair values, are less liquid or should be held until the resolution of a special event or circumstance. Some of these investments are held in so-called "side pockets", sub-funds within the Investment Funds, or special purpose vehicles, which are liquidated separately, potentially over a much longer period than the liquidity an investment in the Investment Funds may provide. Were Fund I to seek to liquidate its investment in an Investment Fund which maintains these investments in side pocket arrangements, or which holds substantially all of its assets in illiquid securities, Fund I might not be able to fully liquidate its investment promptly. In such cases, during the period until Fund I fully liquidates its interest in the Investment Fund, the value of its investment would fluctuate.

     As of March 31, 2010, approximately 25% of Fund I's investments in Investment Funds are not yet redeemable, and an additional 52% are redeemable with various restrictions, including potential gates or redemption fees.

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS
AS OF AND FOR THE YEAR ENDED MARCH 31, 2010 (CONTINUED)

9.   CREDIT, LIQUIDITY AND MARKET RISK (CONTINUED)

     Fund I may maintain cash in high-quality, short-term cash equivalents which may not be federally insured. As of March 31, 2010, Fund I has not experienced any losses in such accounts.

10.  REPURCHASE OF COMPANY INTERESTS

     No Member will have the right to require Fund I or the Company to redeem such Member's interest in Fund I. There is no public market for interests in Fund I and none is expected to develop. Consequently, Members may not be able to liquidate their investment other than as a result of repurchases of interests as described below.

     The Board of Managers may, from time to time and in its sole discretion, determine to cause Fund I to repurchase interests or portions of interests in Fund I from Members pursuant to written tenders by Members as and to the extent provided for in the Agreement. Fund I concluded three previous offers to purchase interests from Members, with the first in March 2008, the second in October 2009 and the third in March 2010.

11.  UNDERLYING FUNDS

     As of March 31, 2010, Fund I does not have any investments in Investment Funds exceeding 5% of Fund I's net assets. Fund I is not able to obtain information about the specific investments held by some of the Investment Funds due to a lack of available data.

12.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business, the Investment Funds in which Fund I invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return swap contracts. Fund I's risk of loss in these Investment Funds is limited to the value of the investments reported by the Investment Funds. Fund I itself does not invest in securities with off-balance sheet risk.

13.  COMMITMENTS AND CONTINGENCIES

     In the normal course of business, Fund I enters into contracts that provide general indemnifications. Fund I's maximum exposure under these agreements is dependent on future claims that may be made against Fund I, and therefore cannot be established; however, based on the Fund I's experience, the risk of loss from such claims is considered remote.

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS
AS OF AND FOR THE YEAR ENDED MARCH 31, 2010 (CONTINUED)

14.  SUBSEQUENT EVENTS

     Subsequent to March 31, 2010, there were additional capital contributions totaling $190,000,000.

     Effective May 24, 2010, Nancy C. Everett resigned as Manager, President and Chief Executive Officer of the Company and was replaced by Walter G. Borst.

     In April 2010, the Advisor received a redemption request from a Member that owns approximately 10% of Fund I as of March 31, 2010 to redeem all of its interests in Fund I. As set forth in Note 10, "Repurchase of Company Interests", a repurchase of Fund I interests from Members will be effected pursuant to a tender offer to repurchase interests available to all Members.

     Management has evaluated the impact of all subsequent events on Fund I through the date the financial statements were issued, and has determined there were no additional subsequent events, other than stated above, requiring recognition or disclosure in the financial statements.

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

FINANCIAL HIGHLIGHTS

The following represents the ratios to average Members' capital and other supplemental information for the following periods:

                                                     YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                      MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,
                                                        2010         2009         2008         2007         2006
                                                     ----------   ----------   ----------   ----------   ----------
Total Return before management fee waived from
   Advisor(1)                                             19.62%      (13.04)%      (0.13)%       9.20%       11.15%
Total Return after management fee waived from
   Advisor(1)(2)                                          19.69%          --%          --%          --%          --%
Members' capital, end of year (000)                  $5,054,381   $3,797,459   $4,181,884   $3,108,157   $2,580,788
Portfolio Turnover                                           19%          15%           8%          12%          16%
Annualized ratios to average Members' capital:(3)
Expenses before management fee waived by Advisor           1.08%        1.07%        1.08%        1.10%        1.07%
Expenses after management fee waived by Advisor(2)         1.01%          --%          --%          --%          --%
Net investment loss                                       (1.00)%      (1.03)%      (1.01)%      (0.98)%      (0.99)%

(1) Total return assumes a purchase of an interest in Fund I on the first day and a sale of the interest on the last day of the period noted. Returns are geometrically linked based on capital cash flow dates during the reporting period. Individual Member's results may vary from these results based on the timing of capital transactions.

(2) The management fee waived from Advisor is effective as of January 1, 2010. As such, the waiver was not in effect for the years ended March 31, 2009-2006. See Note 5 for further details on management fee waiver.

(3) Average Members' capital is measured using the weighted average Members' capital at each cash flow date.

                 See Accompanying Notes to Financial Statements.

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

FUND MANAGEMENT (UNAUDITED)

Information pertaining to the Board of Managers and officers of the Company is set forth below.

Name, Age, Address,                 Principal Occupation            Number of Affiliated            Other
Position with the Company           During the Past Five              Funds Overseen by         Directorships
and Length of Time Served                 Years                            Manager                  Held
-------------------------     -----------------------------------   --------------------   -----------------------
BOARD OF MANAGERS

Walter G. Borst, 48 *         Chairman, Chief Executive                       None         Adam Opel GmbH;
New York, NY                  Officer ("CEO") Promark                                      Promark Global
Manager, President, and       Investment Advisors, Inc.                                    Advisors; Promark
Chief Executive Officer       ("Promark") (formerly General                                Global Advisors, Ltd.;
Since May 24, 2010            Motors Investment Management                                 Promark Trust Bank,
                              Corporation) (2010-Present);                                 N.A.; Promark
                              Treasurer - General Motors                                   Investment Advisors;
                              Company (2003-2010)                                          Performance Equity
                                                                                           Management, LLC

Charles A. Hurty, 66          Independent Consultant                          None         Citigroup Alternative
Darien, CT                    (2001-Present); Partner,                                     Investments Multi-
Manager                       KPMG (1968- 2001)                                            Adviser Hedge Fund
Since November 25, 2002                                                                    Portfolios, LLC
                                                                                           (1 portfolio);
                                                                                           iShares, Inc. and
                                                                                           iShares Trust
                                                                                           (186 portfolios)

Robert E. Shultz, 70          Advisory Board, Altrushare                      None         LIM Asia Multi-strategy
Wilton, CT                    Securities (2005-Present);                                   Fund; LIM AIS- DMA
Manager                       Advisory Board, Advanced                                     Fund
Since November 25, 2002       Portfolio Management
                              (2004-Present); Member
                              Investment Committee, Ascension
                              Health (2004-Present); Member
                              Investment Committee, Christian
                              Brothers Investment Services
                              (2001-Present); Member
                              Investment Committee, Town of
                              Wilton, CT (2007-Present);
                              Member Financial Advisory
                              Panel, Aerospace Corp.
                              (2007-Present)

* Manager who is an "interested person" of the Company, as defined in the 1940 Act.

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

FUND MANAGEMENT (UNAUDITED) (CONCLUDED)

Information pertaining to the officers of the Company is continued below.

Name, Age, Address,                   Principal Occupation          Number of Affiliated
Position with the Company             During the Past Five            Funds Overseen by         Directorships
and Length of Time Served                    Years                          Manager                 Held
---------------------------   -----------------------------------   --------------------   -----------------------
OFFICERS

Julie M. Powers, 40           Senior Manager and Assistant                   None          None
Boston, MA                    Vice President, PNC Global
Secretary                     Investment Servicing (U.S.) Inc.,
Since November 13, 2009       formerly PFPC Inc. (2005 - Present)

David Hartman, 45             Vice President & General                       None          Performance Equity
New York, NY                  Counsel, Promark (2005-Present),                             Management, LLC
Assistant Secretary           Staff Attorney, Promark (2001-
Since November 25, 2002       2005)

Merryl Hoffman, 48            Assistant General Counsel,                     None          None
New York, NY                  Promark (2002-Present)
Assistant Secretary
Since November 21, 2005

Michael Klehm, 55             President, Chief Operating Officer             None          Promark Global
New York, NY                  & Chief Financial Officer,                                   Advisors; Promark
Treasurer &                   Promark (2009 - Present),                                    Investment Advisors;
Principal Financial Officer   President & Chief Operating                                  Promark Trust Bank,
Since August 17, 2009         Officer, Promark (2006 - 2009);                              N.A.; Performance
                              Senior Vice President & Chief                                Equity Management,
                              Financial Officer, Promark (2004-                            LLC
                              2006)

Mary A. Mullin, 56            Chief Compliance Officer,                      None          None
New York, NY                  Promark (2005-Present);
Chief Compliance Officer      Compliance Executive, Asset
Since November 21, 2005       Management Group, Bank of
                              America (2002-2005)

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

ADDITIONAL INFORMATION (UNAUDITED)

     PROXY VOTING

     A description of Fund I's Proxy Voting Policies and Procedures and Fund I's portfolio securities voting record for the period July 1, 2008 through June 30, 2009 is available on the Securities and Exchange Commission's ("SEC") web site at www.sec.gov. These are found on the site under "Filings and Forms - Search for Company Filings" and then "Company or fund name" and may also be obtained at no additional charge by calling collect 302-791-2595.

     FILING OF QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS ("FORM N-Q")

     Fund I files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Fund I's Form N-Q is available on the SEC's web site at www.sec.gov (by conducting a "Search for Company Filings") and may be obtained at no additional charge by calling collect 302-791-2595.

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

APPROVAL BY THE BOARD OF MANAGERS OF THE INVESTMENT ADVISORY AGREEMENT
(UNAUDITED)

     The Investment Company Act of 1940, as amended (the "Investment Company Act"), requires that the Board of Managers (the "Board") of Promark Absolute Return Strategies Fund, LLC (the "Company"), formerly known as GMAM Absolute Return Strategies Fund, LLC, including a majority of the members of the Board who are not affiliated with the Company's investment adviser ("Independent Managers") voting separately, annually approve the Investment Advisory Agreement (the "Advisory Agreement") between the Company, on behalf of its series, Promark Absolute Return Strategy Fund I ("Fund I"), formerly known as GMAM Absolute Return Strategy Fund I, and Promark Investment Advisors, Inc. (the "Advisor"), formerly known as General Motors Investment Management Corporation, as investment adviser.

     At an in-person meeting held on November 13, 2009, the Board, including a majority of Independent Managers, considered and approved the continuation of the Advisory Agreement. In their consideration of the Advisory Agreement, the Independent Managers had the opportunity to meet in executive session with legal counsel for the Company and Fund I without representatives of the Advisor present. In evaluating the Advisory Agreement, the Board considered the information and materials furnished by the Advisor in advance of the meeting, as described below.

     In considering the approval of the continuation of the Advisory Agreement, the Board, including the Independent Managers, considered various factors, including but not limited to the factors enumerated below. The Board did not identify any single factor as controlling, and individual members of the Board did not necessarily attribute the same weight or importance to each factor, nor are the items described herein all encompassing of the matters considered by the Independent Managers. Among the factors considered by the Board in approving the continuation of the Advisory Agreement were the following:

     NATURE, EXTENT AND QUALITY OF SERVICES - The Board considered the nature, extent and quality of the services provided by the Advisor. The Board received detailed information from the Advisor concerning its organization and investment experience, the investment philosophy and investment process applied by the Advisor in managing Fund I, the educational background and experience of the investment professionals and other personnel who provide services under the Advisory Agreement, as well as the Advisor's senior management, compliance and risk controls, and the Advisor's financial position.

     The Board concluded that the Advisor's investment process, research capabilities, and philosophy were reasonably suited to Fund I, given Fund I's investment objective and policies, and that the human resources available were appropriate to effectively fulfill the duties of the Advisor under the Advisory Agreement. In evaluating the quality of services provided by the Advisor, the Board took into account its familiarity with the Advisor's senior management through Board meetings, conversations and reports since Fund I's inception, the Advisor's dedication of time and resources and senior investment professionals, as well as the organizational depth and stability. In assessing the information provided by the Advisor, the Board also took into consideration the benefits to members of Fund I of investing in a

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

APPROVAL BY THE BOARD OF MANAGERS OF THE INVESTMENT ADVISORY AGREEMENT (UNAUDITED) (CONTINUED)

     fund advised by an experienced institutional investment manager that focuses its investment management on institutional investors of the type that invest in Fund I. The Board also noted the Advisor's compliance policies and procedures and compliance culture. The Board also considered the Advisor's financial resources in light of recent events with respect to the Advisor's ultimate parent company, General Motors Company ("GM") and concluded that the Advisor's financial resources were not considered to be dependent upon its parent GM. The Board considered government-imposed compensation restrictions applied to certain Advisor professionals and was satisfied that GM was proactively addressing these compensation restrictions in such a manner to help ensure they would not have a long term detrimental effect on the Advisor's ability to satisfy its obligations to the Fund under the Advisory Agreement. The Board concluded that the Advisor would be able to continue to meet any reasonably foreseeable obligations under the Advisory Agreement.

     INVESTMENT PERFORMANCE OF THE FUND - In considering Fund I's performance, the Board requested and received from the Advisor a report which compared Fund I's performance to a group of relevant peer funds and benchmarks (LIBOR, the Citigroup Broad Investment Grade Index and the S&P 500 Index) as of September 30, 2009 for (i) the prior 3 months, (ii) the period from January 1, 2009 to September 30 2009, (iii) the prior 12 months, (iv) the prior 2 years, (v) the prior 3 years, and (vi) the period since December 1, 2002 (the date of performance inception of Fund I following the Company's registration under the 1940 Act). The Board considered whether Fund I's investment results were consistent with Fund I's investment objectives and compared the results to those of Fund I's peers and relevant benchmarks. The Board also noted that it reviews detailed information concerning Fund I's performance results, portfolio composition and investment strategies provided by the Advisor on a regular basis.

     ADVISORY FEE AND OTHER EXPENSES - The Board also considered the Advisor's advisory fees and other Fund I expenses. The Board compared the advisory fees and the total expense ratio for Fund I with various comparative data provided by the Advisor, including information on the relevant peer funds (including in particular information regarding management and incentive fees of other fund-of-funds), and found that the advisory fees paid by Fund I were reasonable and appropriate.

     PROFITABILITY AND ECONOMIES OF SCALE - The Board also took into consideration the profitability of the Advisor with respect to Fund I management. The Board reviewed a profitability analysis report provided by the Advisor that detailed the actual results with respect to its management of Fund I, including its profit and profit margin, for the periods from October 1, 2007 through September 30, 2008, and October 1, 2008 through September 30, 2009, as well as the Advisor's expected profitability with respect to its advisory activities for Fund I for the period from October 1, 2009 through September 30, 2010, assuming various levels of investment by Fund I investors. The Board also noted that the Advisor may in its discretion or as required by applicable law reimburse or offset the fees paid with respect to a member of Fund I that has a separate advisory or other fiduciary relationship with the Advisor or its affiliates.

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

APPROVAL BY THE BOARD OF MANAGERS OF THE INVESTMENT ADVISORY AGREEMENT (UNAUDITED) (CONTINUED)

     The Board also considered the effect of Fund I's growth and size on expenses and on the Advisor's profitability and reviewed whether Fund I's assets were at levels that would warrant consideration of the addition of breakpoints to Fund I's advisory fee schedule. The Board determined that the fee structure under the Advisory Agreement continues to be appropriate and that the addition of breakpoints is not warranted because of the nature, extent and quality of the services provided by the Advisor, Fund I's performance, decrease in the Fund I's assets and the competitive level of Fund I's advisory fees as compared to Fund I's peers.

     In the executive session, without members of the Advisor present, the Independent Managers thoroughly reviewed and evaluated the factors to be considered in the approval of the continuation of the Advisory Agreement, including but not limited to: (1) the total compensation to be received by the Advisor; (2) the expenses incurred by the Advisor in performing its services under the Advisory Agreement; (3) the profitability of the Advisor with respect to Fund I management; (4) the total cost to Fund I of the Advisor's services in advising Fund I, including Fund I's expense ratio;
     (5) any potential economies of scale and any corresponding possible reduction in fees paid to the Advisor; (6) competitive prices for comparable services by third parties; (7) the past performance of Fund I; and (8) the Advisor's investment, due diligence and compliance process in selecting and monitoring the investment funds in which Fund I invests and the financial conditions of their advisers; and (9) the ability of the Advisor to retain and attract qualified investment and other professionals required to fulfill the Advisor's obligations under the Advisory Agreement. The Independent Managers expressed their satisfaction with the information provided at the Board meeting and at prior Board meetings. In addition, the Independent Managers stated that they had received sufficient information to consider and approve the renewal of the Advisory Agreement.

     CONCLUSION - Based on their consideration of all factors that the Board deemed material, including but not limited to the foregoing factors, the Board, including the Independent Managers, determined that the terms and conditions of the Advisory Agreement and the compensation to the Advisor thereunder are fair and reasonable, and approved the continuation of the Advisory Agreement for an additional one-year period.

ITEM 2.  CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer or principal financial officer and which amendment relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant does not have a principal accounting officer or controller, or persons performing similar functions.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that Charles A. Hurty is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $163,200 for 2009 and $120,000 for 2010.

Audit-Related Fees
------------------

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2009 and $0 for 2010.

Tax Fees
--------

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $48,000 for 2009 and $60,000 for 2010. Tax fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax returns.

All Other Fees
--------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2009 and $0 for 2010.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.


              PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC ("FUND")



                      PRE-APPROVAL POLICIES AND PROCEDURES



                    AS ADOPTED BY THE FUND'S AUDIT COMMITTEE

                        (amended as of February 22, 2010)

         The Sarbanes-Oxley Act of 2002 ("Act")(1) and rules adopted by the Securities and Exchange Commission ("SEC") ("Rules")(2) require that the Fund's Audit Committee pre-approve all audit services (as described in Appendix A to these Policies and Procedures) and non-audit services provided to the Fund by its independent accountant ("Auditor"), as well as all non-audit services provided by the Auditor to the Fund's investment adviser ("Adviser") and to affiliates of Adviser that provide ongoing services to the Fund ("Service Affiliates") if such services directly impact the Fund's operations and financial reporting.

         The Auditor may not provide prohibited non-audit services to the Fund or its Service Affiliates. Prohibited non-audit services are described in Appendix B to these Policies and Procedures. The Fund's Service Affiliates are listed on Schedule 1 to these Policies and Procedures.

         The following policies and procedures govern the ways in which the Audit Committee must pre-approve audit and various categories of permitted non-audit services that the Auditor may provide to the Fund and to Service Affiliates. These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates (except in the limited circumstances provided above, in which case they do apply), nor do they apply to services that an audit firm other than the Auditor provides to such entities.

         These policies and procedures comply with the requirements for pre-approval, but also provide a mechanism by which management of the Fund may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations. Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

A.       GENERAL

         1. The Audit Committee must pre-approve all audit services and permitted non-audit services that the Auditor provides to the Fund.

         2. The Audit Committee must pre-approve any engagement of the Auditor to provide permitted non-audit services to any Service Affiliate during the period of the Auditor's engagement to provide audit services to the Fund, if the non-audit services to the Service Affiliate directly impact the Fund's operations and financial reporting.


-------------------------------
(1)      Pub. L. 107-204, 116 Stat. 745 (2002).
(2)      Sec. Act Rel. No. 8183 (Mar. 20, 2003).

B.       PRE-APPROVAL OF AUDIT SERVICES TO THE FUND



         1. The Audit Committee shall pre-approve the engagement of an auditor to certify the Fund's financial statements for each fiscal year (the "Engagement"). The approval of the Engagement shall not be delegated to a Designated Member (as defined in Section D below). In approving the Engagement, the Audit Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Audit Committee to make a reasonable evaluation of the Auditor's qualifications and independence. The Audit Committee also shall consider the Auditor's proposed fees for the engagement, in light of the scope and nature of the audit services that the Fund will receive.

         2. The Audit Committee shall report to the Board of Managers of the Fund (the "Board") regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

         3. The Engagement shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Fund's board who are not interested persons of the Fund (as defined in Section 2(a)(19) of the Investment Company Act of
                  1940) ("Independent Managers").

C. PRE-APPROVAL OF PERMITTED NON-AUDIT SERVICES TO THE FUND AND TO SERVICE AFFILIATES - BY TYPES OR CATEGORIES OF SERVICES

         1. The Audit Committee may pre-approve types of permitted non-audit services to the Fund and its Service Affiliates pursuant to this Section C. In connection with such pre-approval, the Audit Committee may set such limits on fees and other conditions as it believes to be appropriate.

         2. The Audit Committee, after appropriate consideration of such information as it deems relevant, may pre-approve a non-audit service that is not a prohibited service (see Appendix B) if it specifically finds that the provision of such service is consistent with, and will not impair, the ongoing independence of the Auditor.

         3. Annually, at such time as the Audit Committee considers the Engagement of the Auditor, management of the Fund, in consultation with the Auditor, shall provide to the Audit Committee, for its consideration and action, the following:
                  (a) a list of those types of non-audit services, if any, that the Fund may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Fund's operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year. A non-exclusive list of permissible non-audit services is provided in Appendix C to these Policies and Procedures.

         4. The lists submitted to the Audit Committee as described above shall describe the types of non-audit services in reasonable detail and shall include an estimated budget (or budgeted range) of fees where possible and such other information as the Audit Committee may request.

         5. The Audit Committee's pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Fund to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year, subject to any conditions or limitations set by the Audit Committee.

         6. The Fund's management will distribute a list of the types of non-audit services pre-approved by the Audit Committee pursuant to this Section C to management of the Service Affiliates and the appropriate partners of the Auditor. Periodically, the Auditor will discuss with the Audit Committee those non-audit services that have been or are being provided pursuant to this Section C.

D. PRE-APPROVAL OF PERMITTED NON-AUDIT SERVICES TO THE FUND AND TO SERVICE AFFILIATES - PROJECT-BY-PROJECT BASIS

         1. The Audit Committee also may pre-approve permitted non-audit services on a project by project basis pursuant to this Section D.

         2. Management of the Fund, in consultation with the Auditor, may submit either to the Audit Committee or to the Designated Member, as defined below, for its consideration and action, a pre-approval request identifying one or more non-audit service projects, as well as any material changes proposed in a service that has been pre-approved (including a discussion of the reason for such change). The request so submitted shall describe the project or projects in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Audit Committee or Designated Member shall request.

         3. The Audit Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a "Designated Member") to consider, on the Audit Committee's behalf, (i) any non-audit services, whether to the Fund or to any Service Affiliate, that have not been pre-approved by the Audit Committee or (ii) any proposed material changes to the nature or costs of a non-audit service previously approved. The Fund's management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

         4. The Designated Member will review the requested non-audit services or proposed material change in such services and will either:

                  (a) pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Fund or to a Service Affiliate; or

                  (b) refer such matter to the full Audit Committee for its consideration and action.

                  In considering any requested non-audit services or proposed material change in such services, the Designated Member shall take into account any restrictions placed by the Audit Committee on his or her pre-approval authority.

         5. The Designated Member's pre-approval (or pre-approval subject to conditions) of the requested non-audit service or proposed material change in service pursuant to this Section D shall constitute authorization for the management of the Fund or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved. Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Audit Committee not later than at its next scheduled meeting. If the Designated Member does not or may not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Audit Committee for its consideration and action.

E.       AMENDMENT; ANNUAL REVIEW

         1. The Audit Committee may take appropriate action to amend these Policies and Procedures from time to time.

         2. These Policies and Procedures shall be reviewed annually by the Audit Committee.

F.       RECORDKEEPING

         1. The Fund shall maintain a written record of all decisions made by the Audit Committee or by a Designated Member pursuant to these Policies and Procedures, together with appropriate supporting material.

         2. In connection with the approval of any non-audit service pursuant to the DE MINIMIS exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rule, have been satisfied.

         3. A copy of these Policies and Procedures and of any amendments to these Policies and Procedures shall be maintained and preserved permanently in an easily accessible place. The written records referred to in paragraph 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

G.       ENTIRE DOCUMENT

         1. The Schedules and Appendices attached hereto form a part of these Policies and Procedures, and taken together these Policies and Procedures and such Schedules and Appendices constitute one and the same document.

                  PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC

               SCHEDULE 1 TO PRE-APPROVAL POLICIES AND PROCEDURES

                         SERVICE AFFILIATES OF THE FUND
                         ------------------------------

                            (AS OF FEBRUARY 22, 2010)



     1.  Promark Investment Advisors, Inc.


     2.  Promark Trust Bank, N.A.

                  PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC



               APPENDIX A TO PRE-APPROVAL POLICIES AND PROCEDURES



                                 AUDIT SERVICES
                                 --------------



         For purposes of these Procedures, "audit services" provided to the Fund include the following:



         1. Annual audit of the Fund's financial statements and other reviews, as necessary.

         2. Other procedures, including review of tax provisions, that need to be performed by the Auditor in order to provide an opinion on the Fund's financial statements, including tests performed to evaluate the Fund's internal control systems, information systems and procedures.

         3. Preparation of the Auditor's report on the Fund's internal controls for financial reporting, and related procedures.

         4. Services that generally only the Auditor can provide, such as consents, comfort letters, assistance with and review of documents filed with the SEC, and statutory audits.

                  PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC




               APPENDIX B TO PRE-APPROVAL POLICIES AND PROCEDURES



                               PROHIBITED SERVICES
                               -------------------




         In considering whether to pre-approve a service, the Audit Committee should be aware that the Auditor is prohibited from providing certain services to any "Investment Company Complex Entity", subject to limited exceptions noted below. "Investment Company Complex Entities" include:



         1.       The Fund and its investment adviser;

         2. Any entity controlled by or controlling the Fund's investment adviser, and any entity under common control with the Fund's investment adviser if such entity (a) is an investment adviser, or (b) is in the business of providing administrative, custodian, underwriting, or transfer agent services to any investment company or investment adviser; and

         3. Any investment company (including entities that would be investment companies but for the exclusions provided by
                  Section 3(c) of the Investment Company Act of 1940) advised by the Fund's investment manager or investment adviser or by another entity specified in paragraph 2 above.

         NOTE: The term "investment adviser" for this purpose does not include a sub-adviser whose role is primarily portfolio management and that is subcontracted with or overseen by another investment adviser.



The Fund's "Investment Company Complex Entities" consist of:



         a.       Promark Absolute Return Strategies Fund, LLC
         b.       Promark Investment Advisors, Inc.
         c.       Promark Trust Bank, N.A.

         The following services MAY NOT be provided by the Fund's Auditor to an Investment Company Complex Entity, except as noted:



1. BOOKKEEPING OR OTHER SERVICES RELATED TO THE ACCOUNTING RECORDS OR FINANCIAL STATEMENTS OF AN INVESTMENT COMPANY COMPLEX ENTITY, INCLUDING:

                  o Maintaining or preparing the accounting records for an Investment Company Complex Entity;

                  o Preparing an Investment Company Complex Entity's financial statements that are filed with the SEC, or that form the basis for such financial statements; or

                  o Preparing or originating source data underlying an Investment Company Complex Entity's financial statements.

2.   FINANCIAL INFORMATION SYSTEMS DESIGN AND IMPLEMENTATION, INCLUDING:

                  o Directly or indirectly operating, or supervising the operation of, an Investment Company Complex Entity's information system or managing an Investment Company Complex Entity's local area network.

                  o Designing or implementing a hardware or software system that aggregates source data underlying the financial statements or generates information that is significant to an Investment Company Complex Entity's financial statements or other financial information systems taken as a whole.

3. APPRAISAL OR VALUATION SERVICES, FAIRNESS OPINIONS, OR CONTRIBUTION-IN-KIND REPORTS.

4. ACTUARIAL SERVICES. This category includes any actuarially-oriented advisory service involving the determination of amounts recorded in an Investment Company Complex Entity's financial statements and related accounts. This prohibition does not apply to providing assistance to an Investment Company Complex Entity in understanding the methods, models, assumptions, and inputs used in computing an amount.

5. INTERNAL AUDIT OUTSOURCING SERVICES. This category includes any internal audit service for an Investment Company Complex Entity that has been outsourced by the Investment Company Complex Entity that relates to the Investment Company Complex Entity's internal accounting controls, financial systems, or financial statements.

                  EXCEPTION: The foregoing services 1-5 may be provided if the Audit Committee reasonably concludes that the results of these services will not be subject to audit procedures during an audit of an Investment Company Complex Entity's financial statements.

6. MANAGEMENT FUNCTIONS. This category includes acting, temporarily or permanently, as a director, officer, or employee of an Investment Company Complex Entity, or performing any decision-making, supervisory, or ongoing monitoring function for an Investment Company Complex Entity.

7.   HUMAN RESOURCES. Services in this category are:

                  o searching for or seeking out prospective candidates for managerial, executive, or director positions;

                  o engaging in psychological testing, or other formal testing or evaluation programs;

                  o undertaking reference checks of prospective candidates for an executive or director position;

                  o acting as a negotiator on behalf of an Investment Company Complex Entity, such as determining position, status or title, compensation, fringe benefits, or other conditions of employment; or

                  o recommending, or advising an Investment Company Complex Entity to hire, a specific candidate for a specific job (except that the Fund's Auditor may, upon request by an Investment Company Complex Entity, interview candidates and advise the Investment Company Complex Entity on the candidate's competence for financial accounting, administrative, or control positions).

8. BROKER-DEALER, INVESTMENT ADVISER, OR INVESTMENT BANKING SERVICES. Services in this category include:

                  o acting as a broker-dealer (registered or unregistered), promoter, or underwriter, on behalf of an Investment Company Complex Entity;

                  o making investment decisions on behalf of an Investment Company Complex Entity, or otherwise having discretionary authority over an audit client's investments;

                  o executing a transaction to buy or sell an audit client's investment; or

                  o having custody of assets of an Investment Company Complex Entity, such as taking temporary possession of securities purchased by an Investment Company Complex Entity.

9. LEGAL SERVICES. A prohibited legal service is any service to an Investment Company Complex Entity that, under circumstances in which the service is provided, could be provided only by someone licensed, admitted, or otherwise qualified to practice law in the jurisdiction in which the service is provided.

10. EXPERT SERVICES UNRELATED TO THE AUDIT. This category includes providing an expert opinion or other expert service for an Investment Company Complex Entity, or an Investment Company Complex Entity's legal representative, for the purpose of advocating an Investment Company Complex Entity's interests in litigation or in a regulatory or administrative proceeding or investigation. This prohibition is not applicable to cases in which the Fund's independent accountant provides a factual account, including testimony, of work performed, or explains the positions taken or conclusions reached during the performance of any services provided by the accountant to an Investment Company Complex Entity.

                  PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC



               APPENDIX C TO PRE-APPROVAL POLICIES AND PROCEDURES


                               NON-AUDIT SERVICES
                               ------------------



         For purposes of these Policies and Procedures, the following services are permissible "non-audit services." If the services are (i) not prohibited services, and (ii) to be provided to a Service Affiliate and the engagement relates directly to the operations and financial reporting of the Fund, these services are subject to the pre-approval requirements of these Policies and Procedures.



         1. AUDIT-RELATED SERVICES (traditionally performed by the firm engaged as Auditor)

                  o        Audit of an employee benefit plan.

                  o Due diligence procedures related to mergers and acquisitions.

                  o        Review of internal controls.

                  o Consultations concerning financial accounting and reporting standards.

         2.       TAX SERVICES

                  o Tax compliance services, including preparation of tax returns.

                  o        Tax planning and advice.

         3.       OTHER NON-AUDIT SERVICES

                  o        Advisory and consultation services.

                  o        Other non-audit services not listed above.

  (e)(2) The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) N/A

                           (c) 0%

                           (d) N/A

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant:

                                                   2010              2009
                                                   ----              ----

         Audit Related Fees                     $488,000          $732,650

         Tax Fees                               $1,200,000        $800,000

         All Other Fees                         $0                $0

         Total Non-Audit Fees                   $1,688,000        $1,532,650

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are set forth below.

            PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC (THE "FUND")

                      PROXY VOTING POLICIES AND PROCEDURES
                      ------------------------------------

The Fund is responsible for voting proxies on securities held in its portfolio ("portfolio securities"). For purposes of these Proxy Voting Policies and Procedures, the term "proxy" includes shareholder consents received from unregistered investment companies in which the Fund invests ("Investment Funds"). If the Fund does receive a proxy, except as noted below, the decision regarding how to vote such proxy shall be made by the portfolio manager(s) of the Fund's investment adviser and sub-adviser, if any, (collectively "Investment Adviser(s)") responsible for the Fund investment that is the subject of the proxy. In deciding how to vote proxies, the portfolio manager is required to comply with these policies and procedures.

GENERAL PRINCIPLE
-----------------

The Fund considers the proxy vote to be an asset of the Fund. Accordingly, all proxies must be voted solely in the best interests of the Fund and its members ("Members"). It is the portfolio manager's responsibility to review each proxy and the related materials and to determine what vote represents the Fund's and its Members' best interests. Although the portfolio manager may, and, to the extent possible, should, utilize both internal and external research and resources, information, and/or services to assist him or her in understanding and analyzing a specific proxy issue, the portfolio manager is solely responsible for voting each proxy that he or she receives in a timely manner and for the exclusive purpose of providing benefits to the Fund and its Members. In this regard, and subject to the specific guidelines set forth below, the portfolio manager generally will seek to enhance the value of the Fund's portfolio by voting each proxy in a manner that is designed to maximize the value of the Fund's investment. A portfolio manager shall evaluate all proxy proposals on an individual basis. Subject to any applicable contractual obligations, there may be times when a portfolio manager determines that refraining from voting a proxy is in the Fund's best interest, such as when such portfolio manager determines that the cost of voting a proxy exceeds the expected benefit to the Fund.

SPECIFIC GUIDELINES
-------------------

The portfolio manager will evaluate each proxy in light of the Fund's and its Members' best interests. With respect to certain proxy voting questions, the Fund's interests generally will be best served by voting in the following manner.

In the absence of specific detrimental information, the portfolio manager will generally vote for:

o    Proposed managers or directors, if unopposed.
o    The annual election of managers or directors.
o    Company management's recommendation of independent auditor.
o    Stock incentive plans for employees, directors, or managers.
o Management requests for authorization to increase the number of authorized common shares and/or for stock splits.

In the absence of specific detrimental information, the portfolio manager will generally vote against:

o    Compensation packages deemed to be excessive.
o Shareholder proposals requiring preemptive rights because such rights generally are too confining.
o Shareholder proposals creating staff costs to serve a narrow interest, such as:
     -   reporting on management's prior government service;
     - disclosure of executive officer compensation beyond what is required by the SEC; or
     -   environmental reports beyond those required by law.

MATERIAL CONFLICTS OF INTEREST
------------------------------

The above proxy voting principles and guidelines are designed to ensure that proxies are properly voted. Additionally, with regard to the voting of proxies by the Fund, material conflicts of interest must be avoided. Because the Fund invests most of its assets in Investment Funds and is not affiliated with any investment bank, it is highly unlikely that any specific proxy will result in a material conflict of interest between the Fund, the Fund's Investment Adviser(s) or an affiliated person of such person (an "Affiliated Person") and any Member. In the unlikely event that (i) a specific proxy is not addressed by any of the guidelines above and (ii) the Investment Adviser(s) or its Affiliated Person has a material conflict or is aware of a potential material conflict in connection with a proxy vote, the portfolio manager may not vote the proxy. Instead, a decision regarding the voting of such proxy will be made by the managers of the Fund who are not "interested persons" of the Fund, as that term is defined in the Investment Company Act of 1940.

Personnel of the Investment Adviser(s) are under an obligation (i) to be aware of the potential for conflicts of interest in voting proxies on behalf of the Fund both as a result of an employee's personal relationships and due to circumstances that may arise during the conduct of the Investment Adviser(s)' business; and (ii) to bring conflicts of interest of which they become aware to the attention of the General Counsel of such Investment Adviser or his or her designee. A conflict of interest arises when the existence of a personal or business relationship on the part of the Investment Adviser(s) or one of its employees might influence, or appear to influence, the manner in which the portfolio manager decides to vote a proxy. An example of a personal relationship that creates a potential conflict of interest would be a situation in which an employee of the Investment Adviser(s) has a spouse or other close relative who serves as a senior executive of a company. An example of a business relationship that creates a potential conflict of interest would be a situation in which a company or its senior executives are clients of the Investment Adviser(s).

RECORDKEEPING
-------------

The Fund will maintain (i) a copy of these Proxy Voting Policies and Procedures;
(ii) a record of any proxy statements or shareholder consents received by the Fund in connection with portfolio securities if not readily available through a third party service provider or through the Security and Exchange Commission's Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system; (iii) a record of all proxy votes cast or shareholder consents executed in connection with portfolio securities; (iv) a record of all written Member requests for proxy voting information and the Fund's written response to any such Member requests (regardless of whether the Member request was written or oral); and (v) copies of all communications received and any other internal documents created that are material to the proxy voting or shareholder consent execution decision or that memorialize the basis for any such decision. These records will be maintained in an easily accessible place for a period of five years. The Fund is permitted to use a third party service provider to maintain proxy statements and proxy votes cast if the provider undertakes to provide copies of the records promptly to the Fund upon request. In addition, each Investment Adviser will maintain all proxy voting records that it is required to maintain under applicable law.

OTHER POLICIES
--------------

Investment Advisers may from time to time adopt their own proxy voting policies and procedures relating to the voting of proxies with respect to securities held in client accounts. Such policies and procedures shall not apply to the voting of proxies with respect to securities held by the Fund.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.



(a)(1) IDENTIFICATION OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS AND DESCRIPTION OF ROLE OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS

         As of the date of this filing, John S. Stevens is Managing Director - Absolute Return Strategies and Portfolio Manager of the Fund. Mr. Stevens had been a Co-Portfolio Manager of the Fund since March 18, 2003, and became sole Portfolio Manager in April 2005. In addition, Mr. Stevens oversees the Adviser's Global Tactical Asset Allocation (GTAA) Program. He also has extensive experience as a Portfolio Manager within the Adviser's Global Fixed Income Group. Mr. Stevens has been employed by the Adviser since 1997.

(a)(2) OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBER AND POTENTIAL CONFLICTS OF INTEREST

         OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM
         MEMBER

         As of the date of this filing, the Promark Absolute Return Strategy Fund I is the only account for which the Portfolio Manager is primarily responsible for the day-to-day management. The Portfolio Manager, as the Managing Director of the Adviser's Absolute Return Strategies group, has oversight of other funds and other portfolio managers.

         POTENTIAL CONFLICTS OF INTERESTS

         GM ACCOUNTS

            General Motors and its affiliates (collectively, the "GM Affiliates"), including the Adviser, carry on substantial investment activities for their own accounts and for other investment funds and accounts including those of the GM Affiliates' employee benefit plans (collectively, the "GM Accounts"). The Fund has no interest in these activities. Certain employees of the Adviser engaged in the management of the Fund may also be employees of a GM Affiliate in addition to the Adviser and consequently may be engaged in substantial activities other than on behalf of the Fund and may have conflicts of interest in allocating their time and activity between the Fund and such other activities. The Adviser and its officers and employees will devote as much time to the affairs of the Fund as in their judgment is necessary and appropriate.

            The Adviser or another GM Affiliate may determine that an investment opportunity is appropriate for itself or a GM Account, but the Adviser may determine that it is not appropriate for the Fund. Situations also may arise in which GM Accounts make investments that would have been suitable for investment by the Fund but, for various reasons, were not pursued by, or made available to, the Fund. In addition, to the extent permitted by the 1940 Act, the Fund may invest alongside GM Accounts. The investment activities of the GM Affiliates and GM Accounts may disadvantage the Fund in certain situations, if among other reasons, such activities limit the Fund's ability to invest in or dispose of a particular investment.

            The GM Accounts and GM Affiliates may have an interest in an account managed by, or enter into relationships with, an Investment Manager or its affiliates on terms different from those applicable to the Fund.

            The GM Accounts, GM Affiliates and their respective officers, directors, partners, members or employees may have business relationships with the issuers of securities that are held by the Investment Funds or by the Fund. They may also own the securities of these issuers or hold a seat on the board of directors of an issuer. Conflicts of interest may also arise in connection with investment in the Fund by GM Affiliates or by GM Accounts managed by the Adviser or another GM Affiliate. Such conflicts could arise, for example, with respect to the timing, structuring or terms of such investments or the disposition thereof.

         INVESTMENT MANAGERS

            An Investment Manager will not necessarily consider participation by the Fund or the relevant Investment Fund in all appropriate investment opportunities that are under consideration for investment by the Investment Manager for one or more accounts or entities managed by such Investment Managers or its affiliates (All Investment Funds and other accounts managed by the Investment Managers or their affiliates, excluding the Fund, are referred to collectively as the "Investment Manager Accounts") that pursue similar investment programs. In addition, there may be circumstances under which an Investment Manager will cause its Investment Manager Accounts to commit a larger or smaller percentage of their respective assets to an investment opportunity than the percentage that the Investment Manager will commit of the Fund's or the relevant Investment Fund's assets. As a result of these and other factors, the investment activities of the Fund or an Investment Fund, on the one hand, and Investment Manager Accounts, on the other, may differ considerably from time to time. In addition, the fees and expenses of an Investment Fund may differ from those of the Investment Manager Accounts and the Fund. Accordingly, prospective Members should note that the future performance of an Investment Manager's Investment Fund and its Investment Manager Accounts will vary.

            When an Investment Manager determines that it would be appropriate for the Fund or its respective Investment Fund and one or more of its Investment Manager Accounts to participate in an investment opportunity at the same time, the Investment Manager's decisions regarding the aggregation, placement and allocation of orders may be subjective, and the Fund or any Investment Fund may not participate, or participate to the same extent, as the Investment Manager Accounts in all trades.

            Situations may occur where the Fund could be disadvantaged because of the investment activities conducted by the Investment Manager for the Investment Manager Accounts. Such situations may be based on, among other things, legal restrictions on the combined size of positions that may be taken for the Fund, the Investment Funds and the Investment Manager Accounts, thereby limiting the size of the Fund's or an Investment Fund's position.

            Each Investment Manager and its principals, officers, employees and affiliates may buy and sell securities or other investments for their own accounts and may have actual or potential conflicts of interest with respect to investments made on behalf of the Fund or an Investment Fund. As a result of differing trading and investment strategies or constraints, positions may be taken by principals, officers, employees and affiliates of an Investment Manager that are the same, different, or made at a different time than positions taken for the Fund.

            An Investment Manager and its affiliates may under certain circumstances buy securities or other property from, or sell securities or other property to, the Investment Fund it manages and an Investment Fund may effect principal transactions in securities with one or more Investment Manager Accounts. These transactions could be made in circumstances where the Investment Manager has determined it would be appropriate for the Investment Fund to purchase and an Investment Manager Account to sell, or the Investment Fund to sell and an Investment Manager Account to purchase, the same security or instrument on the same day. Other investment activities of the Investment Managers, or their affiliates, and the principals, partners, directors, officers or employees of the foregoing may give rise to additional conflicts of interest.

            The Company, the Adviser and their respective directors, officers and employees may buy and sell securities or other investments for their own accounts and may have actual or potential conflicts of interest with respect to investments made by the Adviser on behalf of the Fund. As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers and employees of the Company and the Adviser that are the same, different, or made at a different time than positions taken for the Fund. In order to mitigate the possibility that the Fund will be adversely affected by this personal trading, both the Company and the Adviser have advised that they have adopted a separate code of ethics (collectively, the "Codes of Ethics"), in each case in compliance with Section 17(j) of the 1940 Act, that restrict securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Fund's portfolio transactions. The Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. The Codes of Ethics are also available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov and copies of the Codes of Ethics may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

            GM Affiliates will not knowingly purchase securities or other property from, or sell securities or other property to, the Fund, except that the Fund may engage in transactions with accounts that are affiliated with the Company solely because they are advised by a GM Affiliate or because they have common officers, directors or managing members. These transactions would be effected in circumstances where the Adviser has determined that it would be appropriate for the Fund to purchase and a GM Account to sell, or the Fund to sell and a GM Account to purchase, the same security or instrument on the same day. All such purchases and sales will be made pursuant to procedures adopted by the Company pursuant to Rule 17a-7 under the 1940 Act. Currently, there are no affiliated broker-dealers of General Motors that act as broker for the Fund or the Investment Funds in effecting securities transactions.

(a)(3)   COMPENSATION STRUCTURE OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM
         MEMBERS



As a result of Promark's ultimate parent company, General Motors, receiving Troubled Asset Relief Program (TARP) funds from the U.S. Treasury in late 2008 and early 2009, certain executives and employees of General Motors and its subsidiaries, including Promark, were subject to legally mandated limits on compensation structure and amounts as determined by the Special Master for TARP Executive Compensation. By virtue of the foregoing, for all service rendered to the Adviser, including his service as Portfolio Manager, as of March 31, 2010, Mr. Stevens' compensation was comprised of the following:

1. A cash salary, with a potential adjustment interval of twelve months, and such benefits as health and life insurance;

2. Stock component consisting of (a) salary stock with a two-year vesting period and (b) restricted stock units (RSUs) with a three-year vesting period (contingent upon the happening of certain events), and in each case that relate to shares of General Motors common stock; and

3. Participation in the General Motors company vehicle program, which includes use of a General Motors' company vehicle and payment by General Motors of certain vehicle-related expenses.

Historically, the compensation structure for Mr. Stevens included the following bonus and incentive compensation amounts, which may be restored in whole or in part in the future depending upon determinations by the Special Master for TARP Executive Compensation:

1. A payment, if any, from an annual incentive plan (I.E., a bonus) which sets an annual target award and provides Mr. Stevens the opportunity to receive from 0 percent to 200 percent of this award. Approximately 75 percent of this award is based on quantitative factors including, among other factors, measuring the Fund's investment results against the U.S. 3 Month LIBOR Rate, while the balance is based on a qualitative assessment of Mr. Stevens' individual performance; and

2. A payment from a profit sharing plan based on, prior to May 5, 2010, the (1) overall profitability from Promark's previous third party business as well as from Promark's third party business specifically related to its Absolute Return Strategy (ARS) group and (2) asset returns on the GM pension plans over a rolling five year period.


(a)(4)   DISCLOSURE OF SECURITIES OWNERSHIP

         As of March 31, 2010, Mr. Stevens had no equity ownership in the Fund.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Promark Absolute Return Strategies Fund, LLC
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Walter G. Borst
                         -------------------------------------------------------
                           Walter G. Borst, President and
                           Chief Executive Officer
                           (principal executive officer)

Date                       June 4, 2010
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Walter G. Borst
                         -------------------------------------------------------
                           Walter G. Borst, President and
                           Chief Executive Officer
                           (principal executive officer)

Date                       June 4, 2010
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Michael Klehm
                         -------------------------------------------------------
                           Michael Klehm, Treasurer
                           (principal financial officer)

Date                       June 4, 2010
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.